Payden Corporate Bond Fund

Schedule of Investments
- January 31, 2026 (Unaudited)
Principal
or Shares Security Description
Value
(000)
Asset Backed (4%
)
1,900,000 Allegro CLO XII Ltd. 2020-1A 144A, (3 mo.
Term Secured Overnight Financing Rate +
1.440%), 5.11%, 7/21/37 (a)(b) $ 1,904
1,075,032 COOPR Residential Mortgage Trust 2025-CES4
144A, 5.04%, 11/25/60 (b) 1,081
1,300,000 COOPR Residential Mortgage Trust 2026-CES1
144A, 4.87%, 1/01/61 (b) 1,304
1,350,000 CyrusOne Data Centers Issuer I LLC 2024-2A
144A, 4.50%, 5/20/49 (b) 1,325
875,250 Domino's Pizza Master Issuer LLC 2021-1A
144A, 2.66%, 4/25/51 (b) 834
1,446,375 Driven Brands Funding LLC 2025-1A 144A,
5.30%, 10/20/55 (b) 1,446
810,576 KREF Ltd. 2022-FL3 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.450%),
5.12%, 2/17/39 (a)(b) 812
1,662,338 RCKT Mortgage Trust 2025-CES11 144A,
4.97%, 11/25/55 (b) 1,669
2,150,000 RCKT Mortgage Trust 2026-CES1 144A,
4.83%, 1/25/56 (b) 2,168
2,350,000 VB-S1 Issuer LLC-VBTEL 2022-1A 144A,
4.29%, 2/15/52 (b) 2,327
1,456,375 Zaxbys Funding LLC 2021-1A, 144A, 3.24%,
7/30/51 (b) 1,390
Total Asset Backed (Cost - $16,259)
16,260
Bank Loan(c) (0%
)
40,252 DirectV Financing LLC Term Loan NON-EXT
1L, (3 mo. Term Secured Overnight Financing
Rate + 5.000%), 8.93%, 8/02/27  41
124,436 Lackawanna Energy Center LLC Term Loan B 1L,
(1 mo. Term Secured Overnight Financing Rate
+ 2.000%), 6.68%, 8/05/32  125
Total Bank Loan (Cost - $164)
166
Corporate Bond (89%
)
Automotive  (2%)
1,800,000 Ford Motor Credit Co. LLC , 2.90%, 2/16/28  1,743
2,000,000 Ford Motor Credit Co. LLC , 6.05%, 3/05/31  2,068
1,200,000 General Motors Financial Co. Inc. , 6.15%,
7/15/35  1,270
3,275,000 Nissan Motor Co. Ltd. 144A, 4.35%, 9/17/27 (b) 3,242
8,323
Banking  (17%)
1,025,000 AIB Group PLC 144A, (U.S. Secured Overnight
Financing Rate + 1.650%), 5.32%, 5/15/31 (a)
(b) 1,059
1,585,000 Bank of America Corp. N, (U.S. Secured
Overnight Financing Rate + 1.220%), 2.65%,
3/11/32 (a) 1,455
3,000,000 Bank of America Corp. , (U.S. Secured Overnight
Financing Rate + 1.320%), 2.69%, 4/22/32 (a) 2,754
1,000,000 Bank of America Corp. , (U.S. Secured Overnight
Financing Rate + 1.913%), 5.43%, 8/15/35 (a) 1,016
1,875,000 Bank of America Corp. , (U.S. Secured Overnight
Financing Rate + 1.650%), 5.47%, 1/23/35 (a) 1,945
850,000 Bank of Montreal J, (U.S. Secured Overnight
Financing Rate + 0.970%), 4.44%, 1/14/32 (a) 848
1,550,000 Bank of Nova Scotia , (U.S. Secured Overnight
Financing Rate + 1.045%), 4.81%, 2/02/34 (a) 1,552
1,185,000 Barclays PLC , (U.S. Secured Overnight Financing
Rate + 1.830%), 5.86%, 8/11/46 (a) 1,217
Principal
or Shares Security Description
Value
(000)
1,005,000 CaixaBank SA 144A, (U.S. Secured Overnight
Financing Rate + 1.140%), 4.63%, 7/03/29 (a)
(b) $ 1,016
1,150,000 Citigroup Inc. , (U.S. Secured Overnight
Financing Rate + 1.830%), 6.02%, 1/24/36 (a) 1,199
900,000 Citigroup Inc. , (5 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 3.001%),
6.63% (a)(d) 917
1,025,000 Danske Bank A/S 144A, (1 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
1.400%), 5.71%, 3/01/30 (a)(b) 1,066
1,175,000 Deutsche Bank AG , (U.S. Secured Overnight
Financing Rate + 3.180%), 6.72%, 1/18/29 (a) 1,231
2,025,000 Enel Finance International NV 144A, 5.00%,
9/30/35 (b) 2,004
1,150,000 Fifth Third Bancorp , (U.S. Secured Overnight
Financing Rate + 1.240%), 5.14%, 1/29/37 (a) 1,143
470,000 Fifth Third Bancorp , (U.S. Secured Overnight
Financing Rate + 1.840%), 5.63%, 1/29/32 (a) 493
900,000 Fifth Third Bancorp , (U.S. Secured Overnight
Financing Rate + 2.340%), 6.34%, 7/27/29 (a) 947
1,300,000 Goldman Sachs Group Inc. , (U.S. Secured
Overnight Financing Rate + 1.248%), 2.38%,
7/21/32 (a) 1,163
2,000,000 Goldman Sachs Group Inc. , (U.S. Secured
Overnight Financing Rate + 1.264%), 2.65%,
10/21/32 (a) 1,808
1,600,000 Goldman Sachs Group Inc. , (U.S. Secured
Overnight Financing Rate + 1.420%), 5.02%,
10/23/35 (a) 1,602
775,000 Goldman Sachs Group Inc. , (U.S. Secured
Overnight Financing Rate + 1.552%), 5.85%,
4/25/35 (a) 820
1,275,000 Huntington Bancshares Inc. , (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
1.350%), 5.61%, 1/28/41 (a) 1,269
950,000 Huntington Bancshares Inc. , (Secured Overnight
Financing Rate + 1.870%), 5.71%, 2/02/35 (a) 989
850,000 ING Groep NV , (U.S. Secured Overnight
Financing Rate + 1.610%), 5.53%, 3/25/36 (a) 882
3,000,000 JPMorgan Chase & Co. , (3 mo. Term Secured
Overnight Financing Rate + 1.250%), 2.58%,
4/22/32 (a) 2,739
915,000 JPMorgan Chase & Co. , (3 mo. Term Secured
Overnight Financing Rate + 2.460%), 3.11%,
4/22/41 (a) 714
910,000 JPMorgan Chase & Co. , (U.S. Secured Overnight
Financing Rate + 2.440%), 3.11%, 4/22/51 (a) 618
1,370,000 JPMorgan Chase & Co. , (U.S. Secured Overnight
Financing Rate + 1.040%), 4.60%, 10/22/30 (a) 1,390
950,000 JPMorgan Chase & Co. , (U.S. Secured Overnight
Financing Rate + 1.315%), 5.50%, 1/24/36 (a) 988
950,000 JPMorgan Chase & Co. , (U.S. Secured Overnight
Financing Rate + 1.635%), 5.58%, 7/23/36 (a) 976
1,210,000 JPMorgan Chase & Co. , (U.S. Secured Overnight
Financing Rate + 1.490%), 5.77%, 4/22/35 (a) 1,282
700,000 JPMorgan Chase & Co. , (U.S. Secured Overnight
Financing Rate + 1.810%), 6.25%, 10/23/34 (a) 764
1,025,000 Keybank National Association , 5.00%, 1/26/33  1,032
1,225,000 Lloyds Banking Group PLC , (1 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
1.480%), 5.99%, 8/07/27 (a) 1,237

Payden Mutual Funds
Payden Corporate Bond Fund
continued
Principal
or Shares Security Description
Value
(000)
870,000 M&T Bank Corp. , (U.S. Secured Overnight
Financing Rate + 1.400%), 5.18%, 7/08/31 (a) $ 893
1,200,000 M&T Bank Corp. , (U.S. Secured Overnight
Financing Rate + 2.800%), 7.41%, 10/30/29 (a) 1,301
1,025,000 Morgan Stanley , (U.S. Secured Overnight
Financing Rate + 1.020%), 1.93%, 4/28/32 (a) 901
1,300,000 Morgan Stanley , (U.S. Secured Overnight
Financing Rate + 1.184%), 5.07%, 1/30/37 (a) 1,295
810,000 Morgan Stanley , (5 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.170%),
5.31%, 1/18/41 (a) 800
1,325,000 Morgan Stanley , (U.S. Secured Overnight
Financing Rate + 1.555%), 5.32%, 7/19/35 (a) 1,359
800,000 Morgan Stanley , (U.S. Secured Overnight
Financing Rate + 1.730%), 5.47%, 1/18/35 (a) 828
1,425,000 Morgan Stanley , (5 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 2.430%),
5.95%, 1/19/38 (a) 1,491
1,175,000 National Australia Bank Ltd. 144A, 2.99%,
5/21/31 (b) 1,081
355,000 NatWest Group PLC , (1 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
1.350%), 5.85%, 3/02/27 (a) 356
970,000 Old National Bank/Evansville IN , 5.88%,
9/29/26  977
1,430,000 PNC Financial Services Group Inc. , (U.S. Secured
Overnight Financing Rate + 1.259%), 4.81%,
10/21/32 (a) 1,451
1,150,000 PNC Financial Services Group Inc. , (Secured
Overnight Financing Rate + 2.140%), 6.04%,
10/28/33 (a) 1,238
1,175,000 Royal Bank of Canada , (Secured Overnight
Financing Rate + 1.080%), 4.65%, 10/18/30 (a) 1,192
1,300,000 Santander Holdings USA Inc. , (U.S. Secured
Overnight Financing Rate + 2.138%), 6.34%,
5/31/35 (a) 1,389
1,025,000 Sumitomo Mitsui Financial Group Inc. , (U.S.
Secured Overnight Financing Rate + 1.360%),
5.57%, 1/15/47 (a) 1,025
875,000 Sumitomo Mitsui Trust Group Inc. 144A, (U.S.
Secured Overnight Financing Rate + 1.650%),
5.42%, 9/11/36 (a)(b) 879
1,475,000 Toronto-Dominion Bank , (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
2.721%), 6.35%, 10/31/85 (a) 1,500
900,000 Truist Financial Corp. , (U.S. Secured Overnight
Financing Rate + 1.309%), 5.07%, 5/20/31 (a) 923
1,025,000 Truist Financial Corp. , (U.S. Secured Overnight
Financing Rate + 1.571%), 5.15%, 8/05/32 (a) 1,056
1,000,000 Wachovia Corp. , 5.50%, 8/01/35  1,027
860,000 Wells Fargo & Co. , (U.S. Secured Overnight
Financing Rate + 1.100%), 4.96%, 1/23/37 (a) 853
875,000 Wells Fargo & Co. , (U.S. Secured Overnight
Financing Rate + 1.110%), 5.24%, 1/24/31 (a) 904
1,250,000 Wells Fargo & Co. , 5.61%, 1/15/44  1,240
68,094
Basic Industry  (5%)
1,440,000 Amrize Finance U.S. LLC , 4.95%, 4/07/30  1,475
525,000 Anglo American Capital PLC 144A, 5.50%,
5/02/33 (b) 544
1,075,000 Anglo American Capital PLC 144A, 5.75%,
4/05/34 (b) 1,128
635,000 ArcelorMittal SA , 6.00%, 6/17/34 (e) 681
Principal
or Shares Security Description
Value
(000)
1,100,000 Boeing Co. , 6.86%, 5/01/54  $ 1,241
960,000 Burlington Northern Santa Fe LLC , 5.80%,
3/15/56  985
1,000,000 CIMIC Finance USA Pty Ltd. 144A, 7.00%,
3/25/34 (b) 1,085
2,000,000 CommonSpirit Health , 4.98%, 9/01/35  1,971
800,000 Glencore Funding LLC 144A, 5.89%,
4/04/54 (b) 814
1,540,000 Jabil Inc. , 4.75%, 2/01/33  1,517
1,100,000 Lockheed Martin Corp. , 5.20%, 2/15/64  1,023
825,000 Macquarie Bank Ltd. 144A, (1 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
1.450%), 5.64%, 8/13/36 (a)(b) 838
785,000 Nature Conservancy A, 3.96%, 3/01/52  620
1,470,000 Norfolk Southern Corp. , 5.35%, 8/01/54  1,407
1,285,000 Northrop Grumman Corp. , 4.65%, 7/15/30  1,306
825,000 Regal Rexnord Corp. , 6.05%, 4/15/28  855
825,000 Regal Rexnord Corp. , 6.40%, 4/15/33  882
1,725,000 RTX Corp. , 4.63%, 11/16/48  1,514
1,475,000 Standard Building Solutions Inc. 144A, 6.25%,
8/01/33 (b) 1,508
21,394
Consumer Goods  (2%)
855,000 Albertsons Cos. Inc./Safeway Inc./New
Albertsons LP/Albertsons LLC 144A, 5.50%,
3/31/31 (b) 858
740,000 Anheuser-Busch InBev Worldwide Inc. , 8.00%,
11/15/39  943
1,320,000 Coca-Cola Co. , 2.60%, 6/01/50  822
329,000 Coty Inc./HFC Prestige Products Inc./HFC
Prestige International U.S. LLC 144A, 6.63%,
7/15/30 (b) 338
1,050,000 J M Smucker Co. , 6.50%, 11/15/43  1,131
1,425,000 Mars Inc. 144A, 5.20%, 3/01/35 (b) 1,459
1,025,000 Under Armour Inc. 144A, 7.25%, 7/15/30 (b) 1,049
6,600
Energy  (5%)
1,760,000 American Electric Power Co. Inc. C, (5 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.128%), 5.80%, 3/15/56 (a) 1,761
950,000 Archrock Services LP/Archrock Partners Finance
Corp. 144A, 6.00%, 2/01/34 (b) 950
1,525,000 Columbia Pipelines Holding Co. LLC 144A,
5.00%, 11/17/32 (b) 1,533
1,300,000 CVR Energy Inc. , 7.50%, 2/15/31 (b) 1,299
1,500,000 Diamondback Energy Inc. , 3.13%, 3/24/31  1,406
1,300,000 Energy Transfer LP , 5.20%, 4/01/30  1,342
1,100,000 Energy Transfer LP , 6.30%, 1/15/56  1,099
1,475,000 EOG Resources Inc. , 5.00%, 7/15/32  1,513
855,000 Florida Gas Transmission Co. LLC 144A, 5.75%,
7/15/35 (b) 886
1,435,000 GLP Capital LP/GLP Financing II Inc. , 5.25%,
2/15/33  1,439
1,375,000 Goldman Sachs Private Credit Corp. 144A,
5.38%, 1/31/29 (b) 1,377
750,000 Kinder Morgan Energy Partners LP , 6.55%,
9/15/40  820
575,000 NRG Energy Inc. 144A, 6.00%, 1/15/36 (b) 581
1,050,000 Saudi Arabian Oil Co. 144A, 5.75%, 7/17/54 (b) 998
480,000 Williams Cos. Inc. , 8.75%, 3/15/32  581
17,585

Principal
or Shares Security Description
Value
(000)
Financial  (13%)
1,250,000 AerCap Ireland Capital DAC/AerCap Global
Aviation Trust , 4.63%, 10/15/27  $ 1,261
1,400,000 Ally Financial Inc. , (U.S. Secured Overnight
Financing Rate + 2.820%), 6.85%, 1/03/30 (a) 1,482
925,000 American Express Co. , (U.S. Secured Overnight
Financing Rate + 1.790%), 5.67%, 4/25/36 (a) 969
850,000 Apollo Debt Solutions BDC 144A, 5.70%,
1/23/31 (b) 846
985,000 Apollo Global Management Inc. , 5.80%, 5/21/54  970
1,100,000 Ashtead Capital Inc. 144A, 5.50%, 8/11/32 (b) 1,141
1,425,000 AT&T Inc. , 4.90%, 11/01/35  1,404
2,125,000 Atlas Warehouse Lending Co. LP 144A, 4.63%,
11/15/28 (b) 2,135
930,000 Aviation Capital Group LLC 144A, 4.88%,
1/28/33 (b) 917
1,600,000 Aviation Capital Group LLC 144A, 5.13%,
4/10/30 (b) 1,627
1,250,000 Blackstone Private Credit Fund , 2.63%,
12/15/26  1,231
605,000 Blackstone Secured Lending Fund , 2.75%,
9/16/26  599
1,675,000 Blackstone Secured Lending Fund , 5.30%,
6/30/30  1,663
430,000 Block Inc. 144A, 6.00%, 8/15/33 (b) 439
931,000 Blue Owl Capital Corp. , 2.63%, 1/15/27  912
1,275,000 Blue Owl Credit Income Corp. , 7.75%, 9/16/27  1,326
1,350,000 Blue Owl Finance LLC , 6.25%, 4/18/34  1,392
1,075,000 Capital One Financial Corp. , (U.S. Secured
Overnight Financing Rate + 1.150%), 4.72%,
1/30/32 (a) 1,076
915,000 Capital One Financial Corp. , (U.S. Secured
Overnight Financing Rate + 2.080%), 5.47%,
2/01/29 (a) 938
1,000,000 Citadel Finance LLC 144A, 5.90%, 2/10/30 (b) 1,024
2,300,000 Citigroup Inc. , (U.S. Secured Overnight
Financing Rate + 2.107%), 2.57%, 6/03/31 (a) 2,133
1,430,000 Citigroup Inc. , (U.S. Secured Overnight
Financing Rate + 1.351%), 3.06%, 1/25/33 (a) 1,310
1,400,000 Citigroup Inc. , (U.S. Secured Overnight
Financing Rate + 1.447%), 5.45%, 6/11/35 (a) 1,444
900,000 Citigroup Inc. , (U.S. Secured Overnight
Financing Rate + 1.746%), 5.61%, 3/04/56 (a) 894
875,000 Enact Holdings Inc. , 6.25%, 5/28/29  917
425,000 Fortress Intermediate 3 Inc. 144A, 7.50%,
6/01/31 (b) 433
800,000 Franklin BSP Capital Corp. , 7.20%, 6/15/29  829
650,000 goeasy Ltd. 144A, 7.63%, 7/01/29 (b) 644
1,850,000 Goldman Sachs Group Inc. , (U.S. Secured
Overnight Financing Rate + 1.696%), 5.73%,
1/28/56 (a) 1,866
945,000 HPS Corporate Lending Fund 144A, 5.30%,
6/05/27 (b) 950
925,000 HPS Corporate Lending Fund , 5.45%, 1/14/28  934
1,100,000 HSBC Holdings PLC , (U.S. Secured Overnight
Financing Rate + 1.460%), 5.55%, 3/04/30 (a) 1,141
1,040,000 HSBC Holdings PLC , (U.S. Secured Overnight
Financing Rate + 1.960%), 5.74%, 9/10/36 (a) 1,069
364,000 Icahn Enterprises LP/Icahn Enterprises Finance
Corp. , 6.25%, 5/15/26  365
1,155,000 Low Income Investment Fund 2019, 3.71%,
7/01/29  1,112
1,150,000 Main Street Capital Corp. , 6.50%, 6/04/27  1,174
Principal
or Shares Security Description
Value
(000)
620,000 Mastercard Inc. , 3.85%, 3/26/50  $ 483
1,800,000 Morgan Stanley I, (U.S. Secured Overnight
Financing Rate + 1.074%), 4.36%, 10/22/31 (a) 1,791
1,625,000 NTT Finance Corp. 144A, 5.17%, 7/16/32 (b) 1,668
550,000 Nuveen LLC 144A, 5.85%, 4/15/34 (b) 578
1,180,000 S&P Global Inc. 144A, 4.25%, 1/15/31 (b) 1,178
570,000 Stellantis Financial Services U.S. Corp. 144A,
4.95%, 9/15/28 (b) 578
1,025,000 Synchrony Financial , (U.S. Secured Overnight
Financing Rate + 2.070%), 6.00%, 7/29/36 (a) 1,040
2,050,000 Vistra Operations Co. LLC 144A, 5.25%,
10/15/35 (b) 2,031
49,914
Healthcare  (6%)
1,350,000 AbbVie Inc. , 4.85%, 6/15/44  1,250
1,620,000 Amgen Inc. , 3.15%, 2/21/40  1,277
1,000,000 Amgen Inc. , 5.60%, 3/02/43  1,008
1,625,000 Bristol-Myers Squibb Co. , 4.25%, 10/26/49  1,328
895,000 Cigna Group , 4.90%, 12/15/48  794
1,850,000 CVS Health Corp. , 5.30%, 12/05/43  1,717
740,000 Dignity Health , 4.50%, 11/01/42  648
1,250,000 Elevance Health Inc. , 5.70%, 9/15/55 (e) 1,219
950,000 Eli Lilly & Co. , 4.88%, 2/27/53  865
1,205,000 GE HealthCare Technologies Inc. , 4.95%,
12/15/35  1,195
750,000 Humana Inc. , 5.50%, 3/15/53  667
1,350,000 Icon Investments Six DAC , 6.00%, 5/08/34  1,420
550,000 Jazz Securities DAC 144A, 4.38%, 1/15/29 (b) 541
1,450,000 Johnson & Johnson , 4.85%, 3/01/32  1,503
1,300,000 Merck & Co. Inc. , 2.35%, 6/24/40  936
1,010,000 Merck & Co. Inc. , 5.55%, 12/04/55  993
1,855,000 Pfizer Inc. , 4.88%, 11/15/35  1,858
950,000 Roche Holdings Inc. 144A, 5.22%, 3/08/54 (b) 921
1,150,000 Takeda Pharmaceutical Co. Ltd. , 5.65%, 7/05/44  1,158
1,820,000 Viatris Inc. , 4.00%, 6/22/50  1,222
22,520
Insurance  (7%)
1,275,000 Arthur J Gallagher & Co. , 5.55%, 2/15/55  1,221
915,000 Athene Global Funding 144A, 5.52%,
3/25/27 (b) 929
1,175,000 Athene Holding Ltd. , 6.25%, 4/01/54  1,145
515,000 Augustar Life Insurance Co. 144A, 6.88%,
6/15/42 (b) 492
600,000 Beacon Funding Trust 144A, 6.27%, 8/15/54 (b) 611
1,025,000 Brandywine Operating Partnership LP , 6.13%,
1/15/31  994
1,020,000 F&G Annuities & Life Inc. , 6.50%, 6/04/29  1,060
1,150,000 Fairfax Financial Holdings Ltd. , 6.35%, 3/22/54  1,206
1,400,000 First American Financial Corp. , 2.40%, 8/15/31  1,227
450,000 Global Atlantic Fin Co. 144A, 6.75%,
3/15/54 (b) 459
1,875,000 Meta Platforms Inc. , 5.63%, 11/15/55  1,785
725,000 Nationwide Financial Services Inc. 144A, 5.30%,
11/18/44 (b) 677
1,731,000 Nationwide Mutual Insurance Co. 144A, 9.38%,
8/15/39 (b) 2,308
500,000 New York Life Insurance Co. 144A, 6.75%,
11/15/39 (b) 570
1,510,000 Northwestern Mutual Life Insurance Co. 144A,
6.17%, 5/29/55 (b) 1,608
450,000 Pacific Life Insurance Co. 144A, 9.25%,
6/15/39 (b) 608

Payden Mutual Funds
Payden Corporate Bond Fund
continued
Principal
or Shares Security Description
Value
(000)
675,000 Prudential Financial Inc. , (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
2.404%), 6.50%, 3/15/54 (a) $ 711
1,050,000 Symetra Life Insurance Co. 144A, 6.55%,
10/01/55 (b) 1,085
1,375,000 Teachers Insurance & Annuity Association of
America 144A, 4.90%, 9/15/44 (b) 1,255
2,000,000 Teachers Insurance & Annuity Association of
America 144A, 6.85%, 12/16/39 (b) 2,291
650,000 UBS Group AG 144A, (U.S. Secured Overnight
Financing Rate + 1.060%), 4.40%, 9/23/31 (a)
(b) 647
1,310,000 Unum Group , 6.00%, 6/15/54  1,304
2,170,000 Western-Southern Global Funding 144A,
4.70%, 12/10/32 (b) 2,150
26,343
Leisure  (1%)
1,100,000 Choice Hotels International Inc. , 5.85%, 8/01/34  1,127
835,000 Flutter Treasury DAC 144A, 6.38%, 4/29/29 (b) 862
1,150,000 Hyatt Hotels Corp. , 5.75%, 3/30/32  1,206
1,255,000 Marriott International Inc. , 5.50%, 4/15/37  1,281
4,476
Media  (1%)
900,000 Comcast Corp. , 5.35%, 5/15/53 (e) 810
1,365,000 Paramount Global , 5.85%, 9/01/43  1,101
1,450,000 Time Warner Cable LLC , 6.75%, 6/15/39  1,458
3,369
Real Estate  (4%)
950,000 Brixmor Operating Partnership LP , 5.20%,
4/01/32  973
1,050,000 DOC DR LLC , 2.63%, 11/01/31  944
760,000 Extra Space Storage LP , 5.40%, 2/01/34  778
1,025,000 First Industrial LP , 5.25%, 1/15/31  1,044
1,175,000 Goldman Sachs Group Inc. , (U.S. Secured
Overnight Financing Rate + 1.330%), 4.94%,
10/21/36 (a) 1,159
1,025,000 Mattamy Group Corp. 144A, 6.00%,
12/15/33 (b) 1,008
1,070,000 Meritage Homes Corp. , 5.65%, 3/15/35  1,093
1,175,000 NNN REIT Inc. , 5.50%, 6/15/34  1,215
1,375,000 Prologis Targeted U.S. Logistics Fund LP 144A,
5.25%, 1/15/35 (b) 1,399
1,875,000 Rexford Industrial Realty LP , 2.13%, 12/01/30  1,681
875,000 Simon Property Group LP , 6.65%, 1/15/54  981
1,110,000 Starwood Property Trust Inc. 144A, 6.50%,
7/01/30 (b) 1,157
1,650,000 Ventas Realty LP , 5.00%, 1/15/35  1,648
1,540,000 VICI Properties LP / VICI Note Co. Inc. 144A,
4.25%, 12/01/26 (b) 1,540
770,000 WEA Finance LLC 144A, 4.13%, 9/20/28 (b) 765
17,385
Retail  (1%)
335,000 Bath & Body Works Inc. , 6.88%, 11/01/35  339
1,325,000 Lowe's Cos. Inc. , 5.13%, 4/15/50  1,207
1,400,000 Walmart Inc. , 4.50%, 9/09/52  1,231
1,355,000 Walmart Inc. , 4.50%, 4/15/53  1,197
3,974
Service  (1%)
2,185,000 American University 2019, 3.67%, 4/01/49  1,657
Principal
or Shares Security Description
Value
(000)
1,850,000 California Institute of Technology , 3.65%,
9/01/19  $ 1,178
1,150,000 Ford Foundation 2020, 2.82%, 6/01/70  657
1,540,000 Georgetown University B, 4.32%, 4/01/49  1,286
1,180,000 President and Fellows of Harvard College ,
2.52%, 10/15/50  719
5,497
Technology  (7%)
1,305,000 Apple Inc. , 2.65%, 5/11/50  813
1,200,000 Apple Inc. , 3.95%, 8/08/52  949
920,000 Broadcom Inc. , 4.90%, 7/15/32  939
1,325,000 Broadcom Inc. , 5.15%, 11/15/31  1,374
1,100,000 Broadcom Inc. , 5.70%, 1/15/56  1,109
750,000 CDW LLC/CDW Finance Corp. , 5.55%, 8/22/34  762
1,175,000 CoreWeave Inc. 144A, 9.00%, 2/01/31 (b) 1,144
1,825,000 EQT Corp. , 6.38%, 4/01/29  1,889
1,455,000 Fiserv Inc. , 5.38%, 8/21/28  1,494
1,675,000 Foundry JV Holdco LLC 144A, 6.25%,
1/25/35 (b) 1,783
1,675,000 Hewlett Packard Enterprise Co. , 5.60%,
10/15/54  1,534
1,300,000 Intel Corp. , 4.10%, 5/19/46  1,006
760,000 Kentucky Utilities Co. , 5.85%, 8/15/55  771
1,025,000 Marvell Technology Inc. , 4.75%, 7/15/30  1,038
1,130,000 Micron Technology Inc. , 5.30%, 1/15/31  1,174
2,800,000 Microsoft Corp. , 2.53%, 6/01/50  1,699
1,155,000 NetApp Inc. , 5.50%, 3/17/32  1,203
1,350,000 NXP BV/NXP Funding LLC/NXP USA Inc. ,
4.30%, 6/18/29  1,355
1,660,000 Oracle Corp. , 4.80%, 9/26/32  1,608
1,000,000 Oracle Corp. , 6.50%, 4/15/38  1,024
1,250,000 Synopsys Inc. , 4.85%, 4/01/30  1,276
1,175,000 Synopsys Inc. , 5.70%, 4/01/55  1,160
27,104
Telecommunication  (7%)
1,575,000 Alphabet Inc. , 2.05%, 8/15/50  850
1,750,000 Amazon.com Inc. , 3.10%, 5/12/51  1,169
1,650,000 Amazon.com Inc. , 4.65%, 11/20/35  1,634
2,550,000 Ares Capital Corp. , 5.95%, 7/15/29  2,621
1,859,000 AT&T Inc. , 3.50%, 9/15/53  1,243
2,800,000 AT&T Inc. , 3.65%, 9/15/59  1,849
1,500,000 Deutsche Telekom International Finance BV ,
8.75%, 6/15/30  1,750
1,110,000 Go Daddy Operating Co LLC/GD Finance Co.
Inc. 144A, 3.50%, 3/01/29 (b) 1,055
1,115,000 Juniper Networks Inc. , 2.00%, 12/10/30  992
760,000 Louisville Gas and Electric Co. , 5.85%, 8/15/55  771
1,260,000 Motorola Solutions Inc. , 5.20%, 8/15/32  1,301
1,475,000 Orange SA , 9.00%, 3/01/31  1,770
1,550,000 Rogers Communications Inc. , 5.45%, 10/01/43  1,468
850,000 Rogers Communications Inc. , (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
2.620%), 7.13%, 4/15/55 (a) 892
1,375,000 SoftBank Corp. 144A, 5.33%, 7/09/35 (b)(e) 1,378
1,450,000 Stagwell Global LLC 144A, 5.63%, 8/15/29 (b) 1,407
1,295,000 TD SYNNEX Corp. , 5.30%, 10/10/35  1,284
1,300,000 T-Mobile USA Inc. , 5.70%, 1/15/56  1,257
1,100,000 Uber Technologies Inc. , 4.80%, 9/15/35  1,089
2,070,000 Verizon Communications Inc. , 5.88%, 11/30/55  2,045
825,000 Vodafone Group PLC , 5.75%, 6/28/54  803
28,628

Principal
or Shares Security Description
Value
(000)
Transportation  (1%)
1,325,000 American Airlines Inc./AAdvantage Loyalty IP
Ltd. 144A, 5.75%, 4/20/29 (b) $ 1,339
1,041,828 American Airlines Pass-Through Trust 2019-1,
A, 3.50%, 2/15/32  968
893,750 Delta Air Lines Inc./SkyMiles IP Ltd. 144A,
4.75%, 10/20/28 (b) 901
3,208
Utility  (9%)
1,050,000 Basin Electric Power Cooperative 144A, 4.75%,
4/26/47 (b) 920
800,000 Boston Gas Co. 144A, 6.12%, 7/20/53 (b) 803
1,265,000 Brooklyn Union Gas Co. 144A, 6.42%,
7/18/54 (b) 1,306
1,200,000 Cleco Power LLC 144A, 5.30%, 1/15/36 (b) 1,203
1,115,000 Consolidated Edison Co. of New York Inc. ,
5.50%, 3/15/55  1,079
1,050,000 Dominion Energy South Carolina Inc. , 6.25%,
10/15/53  1,131
819,000 DTE Energy Co. C, 3.40%, 6/15/29  798
2,250,000 Duke Energy Florida LLC , 5.95%, 11/15/52  2,330
1,000,000 Enel Finance International NV 144A, 5.13%,
6/26/29 (b) 1,027
925,000 Engie SA 144A, 5.88%, 4/10/54 (b) 939
800,000 Entergy Arkansas LLC , 5.75%, 1/15/56  801
1,300,000 Exelon Corp. , 5.15%, 3/15/29  1,338
1,725,000 FirstEnergy Transmission LLC , 4.75%, 1/15/33  1,723
1,075,000 Florida Power & Light Co. , 5.60%, 2/15/66  1,057
1,825,000 Indiana Michigan Power Co. , 5.63%, 4/01/53  1,819
900,000 Indianapolis Power & Light Co. 144A, 5.70%,
4/01/54 (b) 899
625,000 Interstate Power and Light Co. , 5.45%, 9/30/54  596
1,000,000 Interstate Power and Light Co. , 5.60%, 6/29/35  1,042
660,000 KeySpan Gas East Corp. 144A, 5.82%,
4/01/41 (b) 667
555,000 Kilroy Realty LP , 5.88%, 10/15/35  560
1,675,000 Narragansett Electric Co. 144A, 5.35%,
5/01/34 (b) 1,726
1,350,000 National Fuel Gas Co. , 5.50%, 3/15/30  1,398
610,000 Nevada Power Co. , 6.00%, 3/15/54  625
975,000 NextEra Energy Capital Holdings Inc. , 5.55%,
3/15/54  941
1,000,000 NiSource Inc. , 5.65%, 2/01/45  998
900,000 Northern States Power Co. , 5.10%, 5/15/53  835
1,000,000 Public Service Electric and Gas Co. R, 5.63%,
1/01/56 (e) 1,002
1,010,000 Repsol E&P Capital Markets U.S. LLC 144A,
5.20%, 9/16/30 (b) 1,026
1,450,000 RWE Finance U.S. LLC 144A, 5.88%,
4/16/34 (b) 1,523
850,000 Snam SpA 144A, 5.75%, 5/28/35 (b) 889
1,400,000 Southern Co. , 4.40%, 7/01/46  1,185
585,000 Tucson Electric Power Co. , 5.50%, 4/15/53  565
1,310,000 UBS Group AG 144A, (U.S. Secured Overnight
Financing Rate + 0.840%), 4.15%, 12/23/29 (a)
(b) 1,309
1,275,000 Union Electric Co. , 5.13%, 3/15/55  1,177
37,237
Total Corporate Bond (Cost - $360,993)
351,651
Principal
or Shares Security Description
Value
(000)
Foreign Government (1%
)
1,885,000 Corp. Financiera de Desarrollo SA 144A, 2.40%,
9/28/27 (b)
(Cost - $1,883) $ 1,827
Mortgage Backed (10%
)
1,300,000 AREIT Ltd. 2025-CRE10 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.388%),
5.06%, 12/17/29 (a)(b) 1,300
525,970 AREIT Ltd. 2024-CRE9 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.686%),
5.37%, 5/17/41 (a)(b) 527
1,121,509 BX Commercial Mortgage Trust 2024-XL5
144A, (1 mo. Term Secured Overnight Financing
Rate + 1.392%), 5.07%, 3/15/41 (a)(b) 1,124
1,022,872 BX Commercial Mortgage Trust 2024-MDHS
144A, (1 mo. Term Secured Overnight Financing
Rate + 1.641%), 5.32%, 5/15/41 (a)(b) 1,026
1,325,000 BX Trust 2024-VLT4 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.491%),
5.17%, 6/15/41 (a)(b) 1,328
1,000,000 BX Trust 2025-DELC 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.550%),
5.23%, 12/15/42 (a)(b) 1,007
2,215,815 COLT Mortgage Loan Trust 2025-6 144A,
5.53%, 8/25/70 (b) 2,242
1,990,166 COLT Mortgage Loan Trust 2025-11 144A,
5.05%, 11/25/70 (b)(f) 2,001
2,000,000 COMM Mortgage Trust 2025-SBX 144A,
5.26%, 8/10/41 (b)(f) 2,012
1,345,000 Connecticut Avenue Securities Trust 2022-
R02 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 4.500%), 8.20%,
1/25/42 (a)(b) 1,389
521,173 Connecticut Avenue Securities Trust 2024-
R03 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 1.150%), 4.85%,
3/25/44 (a)(b) 522
2,149,959 Cross Mortgage Trust 2025-H6 144A, 5.18%,
7/25/70 (b)(f) 2,166
481,130 Cross Mortgage Trust 2025-H7 144A, 4.93%,
9/25/70 (b)(f) 483
1,350,000 CSTL Commercial Mortgage Trust 2024-GATE
144A, 4.76%, 11/10/41 (b)(f) 1,361
1,400,000 Durst Commercial Mortgage Trust 2025-151
144A, 5.32%, 8/10/42 (b)(f) 1,431
1,900,000 LoanCore Issuer LLC 2025-CRE9 144A, (1
mo. Term Secured Overnight Financing Rate +
1.450%), 5.13%, 8/18/42 (a)(b) 1,903
1,700,000 MF1 2024-FL16 144A, (1 mo. Term Secured
Overnight Financing Rate + 1.541%), 5.22%,
11/18/39 (a)(b) 1,707
1,420,479 Morgan Stanley Residential Mortgage Loan Trust
2025-NQM8 144A, 4.96%, 9/25/70 (b)(f) 1,427
1,977,719 Morgan Stanley Residential Mortgage Loan Trust
2025-NQM10 144A, 5.12%, 11/25/70 (b)(f) 1,993
1,350,000 Morgan Stanley Residential Mortgage Loan Trust
2026-NQM1 144A, 4.81%, 12/25/70 (b)(f) 1,354
1,700,000 NRTH Commercial Mortgage Trust 2025-PARK
144A, (1 mo. Term Secured Overnight Financing
Rate + 1.393%), 5.07%, 10/15/40 (a)(b) 1,708
1,500,000 NXPT Commercial Mortgage Trust 2024-STOR
144A, 4.31%, 11/05/41 (b)(f) 1,490

Payden Mutual Funds
Payden Corporate Bond Fund
continued
Principal
or Shares Security Description
Value
(000)
945,315 OBX Trust 2025-NQM7 144A, 5.56%,
5/25/55 (b) $ 958
774,776 OBX Trust 2024-NQM14 144A, 4.94%,
9/25/64 (b) 778
1,654,225 OBX Trust 2025-NQM16 144A, 4.91%,
8/25/65 (b)(f) 1,662
1,655,000 PFP Ltd. 2025-12 144A, (1 mo. Term Secured
Overnight Financing Rate + 1.489%), 5.16%,
12/18/42 (a)(b) 1,661
852,790 Verus Securitization Trust 2025-5 144A, 5.43%,
6/25/70 (b) 862
2,028,473 Verus Securitization Trust 2025-11 144A,
4.91%, 11/25/70 (b)(f) 2,037
1,600,000 VTR Commercial Mortgage Trust 2025-STEM
144A, 5.20%, 10/13/39 (b)(f) 1,604
Total Mortgage Backed (Cost - $40,833)
41,063
Municipal (0%
)
1,050,000 Michigan Finance Authority D, 5.02%, 11/01/43
(Cost - $1,050) 1,016
Investment Company (3%
)
5,684,681 Payden Cash Reserves Money Market Fund* 5,685
Principal
or Shares Security Description
Value
(000)
589,623 Payden Emerging Market Corporate Bond Fund,
SI Class* $ 5,230
Total Investment Company (Cost - $10,674)
10,915
Total Investments (Cost - $431,856) (107%)
422,898
Liabilities in excess of Other Assets (-7%)
(28,385)
Net Assets (100%) $ 394,513
* Affiliated investment.
(a) Floating rate security. The rate shown reflects the rate in effect at January
31, 2026.
(b) Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of
1933. It has been deemed liquid under guidelines approved by the Board.
(c) Floating rate security. The rate shown reflects the rate in effect at January 31,
2026. The stated maturity is subject to prepayments.
(d) Perpetual security with no stated maturity date.
(e) All or a portion of these securities are on loan. At January 31, 2026, the total market value of the Fund’s securities on loan is $4,357 and the total market value of the collateral held by the Fund is $4,513. Amounts in 000s.
(f) Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
Open Futures Contracts
Contract Type
Number of
Contracts
Expiration
Date
Notional
Amount
(000s)
Current
Value
(000s)
Unrealized
Appreciation
(Depreciation)
(000s)
Long Contracts:
U.S. Long Bond Future 158 Mar-26 $ 18,190 $ (198) $ (198)
U.S. Treasury 10-Year Note Future 88 Mar-26 9,841 (122) (122)
U.S. Treasury 2-Year Note Future 106 Mar-26 22,100 (26) (26)
U.S. Treasury 5-Year Note Future 139 Mar-26 15,141 (109) (109)
a a
(455)
Short Contracts:
U.S. 10-Year Ultra Future 11 Mar-26 (1,256) 15 15
U.S. Ultra Bond Future 47 Mar-26 (5,520) 113 113
a a

Total Futures
$(327)